Cover Page	Jun. 16, 2021	Jun. 09, 2021
Cover [Abstract]
Document Type		8-K
Entity Registrant Name		NAUTILUS, INC.
Entity Incorporation, State or Country Code		WA
Entity File Number		001-31321
Entity Tax Identification Number		94-3002667
Entity Address, Address Line One		17750 S.E. 6th Way
Entity Address, City or Town		Vancouver
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98683
City Area Code		(360)
Local Phone Number		859-2900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		NLS
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0001078207
Amendment Flag		false